Finance income (costs), net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Finance costs
Finance costs	€ (7,325)	€ (11,175)	€ (13,987)
Finance income
Other interest income	202
Finance income	22,416	56	1
Finance income (costs), net	15,091	(11,119)	(13,986)
Shareholder Loans
Finance costs
Interest expense	(5,990)	(7,492)	(8,634)
Foreign exchange losses, net		(2,209)	(4,682)
Finance income
Interest income		56	1
Net gain on Shareholder Loans	7,601
Net foreign exchange gains classified as finance income	14,613
Revolving credit facilities
Finance costs
Interest expense	(723)	(951)	(185)
Lease liabilities
Finance costs
Interest expense	€ (612)	€ (523)	€ (486)